SHORT-TERM AND LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2018
Long-term Debt, by Current and Noncurrent [Abstract]
Schedule of short-term and long-term debt

	Six months ended June 30, 2018
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Loan balance outstanding	736,944	214,444	237,500	285,000
Amount available to draw down	—	—	—	—
Amount guaranteed by Ship Finance	266,114	84,697	78,947	102,470

	Year ended December 31, 2017
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Loan balance outstanding	785,778	225,778	251,250	308,750
Amount available to draw down	—	—	—	—
Amount guaranteed by Ship Finance	235,000	75,000	70,000	90,000

(in thousands of $)	June 30, 2018	December 31, 2017
Long-term debt:
3.25% senior unsecured convertible bonds due 2018	—	63,218
NOK900 million senior unsecured floating rate bonds due 2019	92,867	92,477
5.75% senior unsecured convertible bonds due 2021	225,000	225,000
NOK500 million senior unsecured floating rate bonds due 2020	61,259	61,001
4.875% senior unsecured convertible bonds due 2023	164,000	—
$320 million unsecured intermediary loan facility	320,000	—
Total Fixed Rate Debt	863,126	441,696
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2025	1,080,978	1,081,204
Total debt principal	1,944,104	1,522,900
Less: Unamortized debt issuance costs	(27,974)	(18,893)
Less: Current portion of long-term debt	(734,438)	(313,823)
Total long-term debt	1,181,692	1,190,184

Schedule of maturities of debt

(in thousands of $)
	Fixed Rate Debt	Floating Rate Debt	Total debt principal
Balance at December 31, 2017	441,696	1,081,204	1,522,900
Repayments and redemptions	(63,218)	(69,226)	(132,444)
Drawdowns	484,000	69,000	553,000
Effects of foreign exchange	648	—	648
Balance at June 30, 2018	863,126	1,080,978	1,944,104

The outstanding debt as of June 30, 2018 is repayable as follows:

(in thousands of $)
Year ending December 31,

2018 (remaining six months)	207,005
2019	600,532
2020	197,683
2021	474,447
2022	197,626
Thereafter	266,811
Total debt principal	1,944,104

Schedule of debt drawdowns
In the six months ended June 30, 2018, the following drawings were made under revolving credit facilities:

(in thousands of $)
Facility	Amount Drawn
$49 million secured term loan and revolving credit facility	10,000
$45 million secured term loan and revolving credit facility	9,000
Total Drawdown	19,000